Transactions and balances with related parties (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions and balances with related parties [Abstract]
Compensation	$ 61,189	$ 56,201	$ 53,531